ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair Value	$ 431,245	$ 504,000	$ 600,000
Valuation Technique	Backsolve method	Backsolve method	Redemption Value
Significant Unobservable Input	Time to maturity and volatility	Time to maturity and volatility	N/A